SHARE-BASED PAYMENTS - Narrative 2 (Details)							1 Months Ended										12 Months Ended
	Nov. 25, 2019 item USD ($)	Aug. 13, 2019 item USD ($)	May 29, 2019 USD ($)	May 20, 2019 item USD ($) shares	Jan. 30, 2019 Options item USD ($)	May 21, 2017 USD ($)	Jan. 30, 2019 item USD ($) ₪ / shares shares	Jan. 30, 2019 item USD ($) $ / shares shares	Aug. 31, 2018 employee USD ($)	Mar. 31, 2018 employee USD ($)	Sep. 30, 2017 employee USD ($)	May 31, 2017 USD ($)	Feb. 28, 2017 employee USD ($)	Sep. 30, 2016 USD ($)	May 31, 2016 USD ($)	Mar. 31, 2016 employee USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2018 person	Dec. 31, 2017 person	Dec. 31, 2016 person
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of persons employee compensation	13	19		41	4		4	4											8	9	9
Number of shares options granted	825,000	4,884,966		4,712,779	1,968,954	18,890,695
Number of RSUs granted		31,148		610,829	339,495
Number of performance RSUs granted | shares				1,039,314
Directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares options granted			1,210,000
January 2016 plan under options and RSUs | Subsequent Events
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options exercisable in share-based payment arrangement					1,968,954		1,968,954	1,968,954
Number of performance RSUs granted | shares							339,495	339,495
January 2016 plan under options and RSUs | Subsequent Events | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Ordinary shares at exercise price | (per share)							₪ 1.30	$ 0.35
January 2016 plan under options and RSUs | Subsequent Events | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Ordinary shares at exercise price | (per share)							₪ 1.43	$ 0.39
January 2016 plan under options and RSUs | Other employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of persons employee compensation | employee									12		11		15			16
Number of shares options granted									530,137		2,281,218		711,000	1,114,129		3,755,847	741,314	741,314
Number of RSUs granted									17,160		362,858			72,545
January 2016 plan under options and RSUs | CEO
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares options granted																3,620,834
January 2016 plan under options and RSUs | Directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares options granted												440,000			1,759,999
January 2016 plan under options and RSUs | Employees And Officers
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of persons employee compensation | employee										20
Number of shares options granted										1,802,512
Number of RSUs granted										229,534
January 2016 plan under options and RSUs | Consultant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares options granted										263,681	100,000	100,000
Number of RSUs granted										49,032
January 2016 plan under options and RSUs | Employees officers and directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares options granted																15,270,957
Number of RSUs granted																3,465,761